Goodwill - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment	$ 0	$ 364,248